ACCUMULATED OTHER COMPREHENSIVE INCOME	6 Months Ended
Jun. 30, 2020
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
a) Attributable to Limited Partners

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2020	$899	$(1,324)	$30	$(82)	$—	$(18)	$968	$473
Other comprehensive (loss) income	(16)	(620)	46	(42)	30	—	28	(574)
Issuance of class A shares of BIPC(1)	—	18	—	—	—	—	—	18
Other items(2),(3)	(43)	(31)	—	—	—	—	—	(74)
Balance at June 30, 2020	$840	$(1,957)	$76	$(124)	$30	$(18)	$996	$(157)

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2019	$667	$(1,336)	$95	$(96)	$(33)	$(18)	$930	$209
Other comprehensive income (loss)	—	30	(21)	13	21	(2)	(51)	(10)
Other items(4)	—	20	6	—	—	—	—	26
Balance at June 30, 2019	$667	$(1,286)	$80	$(83)	$(12)	$(20)	$879	$225
b) Attributable to General Partner

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2020	$6	$(9)	$2	$—	$—	$—	$5	$4
Other comprehensive loss	—	(3)	—	—	—	—	—	(3)
Balance at June 30, 2020	$6	$(12)	$2	$—	$—	$—	$5	$1

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2019	$5	$(9)	$2	$—	$—	$—	$5	$3
Balance at June 30, 2019	$5	$(9)	$2	$—	$—	$—	$5	$3
c) Attributable to Non-controlling interest – Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2020	$391	$(546)	$14	$(37)	$(2)	$(4)	$407	$223
Other comprehensive (loss) income	(7)	(257)	19	(18)	12	(1)	12	(240)
Issuance of class A shares of BIPC(1)	—	5	—	—	—	—	—	5
Other items(2),(3)	(18)	(13)	—	—	—	—	—	(31)
Balance at June 30, 2020	$366	$(811)	$33	$(55)	$10	$(5)	$419	$(43)

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2019	$296	$(552)	$40	$(43)	$(16)	$(4)	$391	$112
Other comprehensive income (loss)	—	12	(8)	6	8	(1)	(21)	(4)
Other items(4)	—	9	3	—	—	—	—	12
Balance at June 30, 2019	$296	$(531)	$35	$(37)	$(8)	$(5)	$370	$120

d) Attributable to Non-controlling interest – Class A shares of Brookfield Infrastructure Corporation

US$ MILLIONS	Revaluation surplus	Foreign currency translation & other	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2020	$—	$—	$—	$—	$—	$—	$—	$—
Other comprehensive income (loss)	—	—	—	5	4	(1)	(7)	1
Issuance of class A shares of BIPC(1)	—	(23)	—	—	—	—	—	(23)
Balance at June 30, 2020	$—	$(23)	$—	$5	$4	$(1)	$(7)	$(22)
e) Attributable to Non-controlling interest – Exchange LP Units

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities		Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2020	$3	$1	$—	$(1)	$—	—	$—	$2	$5
Other comprehensive loss	—	(2)	—	—	—		—	—	(2)
Balance at June 30, 2020	$3	$(1)	$—	$(1)	$—		$—	$2	$3

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2019	$2	$1	$—	$(1)	$—	$—	$2	$4
Balance at June 30, 2019	$2	$1	$—	$(1)	$—	$—	$2	$4

1.
In relation to the special distribution of BIPC, $23 million of accumulated other comprehensive income was reallocated to class A shares of BIPC. Refer to Note 2, Summary of Accounting Policies for further details.

2.
In relation to the partial disposition of a further 33% interest in our Chilean toll road business, $44 million of accumulated other comprehensive loss was reclassified directly to retained earnings in the Consolidated Statements of Partnership Capital. Refer to Note 4, Disposition of Businesses for further details.

3.
In relation to the disposition of a 17% interest in our Colombian regulated distribution operation, $61 million (net of tax) of revaluation surplus gains were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. Refer to Note 4, Disposition of Businesses for further details.

4.
In relation to the initial partial disposition of a 33% interest in our Chilean toll road business, $38 million of accumulated other comprehensive loss was reclassified directly to retained earnings in the Consolidated Statements of Partnership Capital.